Goldman Sachs Small Cap Equity ETF Expense Example - Goldman Sachs Small Cap Equity ETF - Goldman Sachs Small Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 985